Income taxes - Summary of Income Tax Expense Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Income Tax [Line Items]
Loss before income taxes	$ (35,005)	$ (16,541)	$ (29,448)
Statutory tax rate	27.00%	27.00%	26.00%
Income tax recovery at Canadian statutory income tax rates	$ (9,451)	$ (4,466)	$ (7,656)
Change in valuation allowance	11,576	(87,082)	1,625
Disposal of Canadian Operations		81,690
Permanent differences	808	875	967
Expiry of investment tax credits and non-capital losses	1,589	5,838	1,243
Tax rate differences	613	748	790
Change in U.S. statutory rate			6,394
Change in Canadian statutory rate			(2,595)
Adjustments related to prior periods	(4,956)	2,167	(417)
Other differences	0	268	12
Income tax expense	$ 179	$ 38	$ 363